LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Lessee, Lease, Description [Line Items]
Accelerated operating lease expenses	$ 1.5	$ 0.8
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	1 year
Lessee, finance lease, remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	4 years 2 months 12 days
Lessee, finance lease, remaining lease term	4 years 2 months 12 days